Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventories
Schedule of inventories

	As of
	June 30,	December 31,
(in thousands of $)	2021	2020
Raw materials and consumables	$41,230	$18,608
Inventories in process	17,987	6,587
Finished goods	—	—
Total inventories	$59,217	$25,195